Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Income available to Common Shareholders, Basic	$ 406,919,000	$ 344,092,000	$ 294,964,000
Cash Flow Hedge:
Unrealized loss on derivative assets/FX option	(10,415,000)	(16,179,000)	(16,625,000)
Amortization of interest rate cap premium	3,568,000	4,586,000	4,271,000
Amounts reclassified to earnings	0	877,000	214,000
Total Other Comprehensive Loss	(6,847,000)	(10,716,000)	(12,140,000)
Total Comprehensive Income	$ 400,072,000	$ 333,376,000	$ 282,824,000